Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.53 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.70%
Innovator U.S. Equity Ultra Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $526.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.20%
Innovator U.S. Equity Ultra Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $326.29 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)
Innovator U.S. Equity Ultra Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2025; Exercise Price: $476.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.30%)